Goodwill and intangible assets (Detail 3) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,469
Balance at the end of the year	6,480
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,272
Additions	0
Disposals	(158)
Foreign currency translation	69
Balance at the end of the year	6,182
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	197
Additions	147
Disposals	0
Amortization	(55)
Impairment	(2)
Foreign currency translation	11
Balance at the end of the year	298
Global Wealth Management Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,719
Foreign currency translation	5
Balance at the end of the year	3,724
Global Wealth Management Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	92
Amortization	(36)
Impairment	(2)
Foreign currency translation	(9)
Balance at the end of the year	46
Global Wealth Management ex Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,198
Foreign currency translation	34
Balance at the end of the year	1,233
Global Wealth Management ex Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	92
Amortization	(12)
Foreign currency translation	7
Balance at the end of the year	88
Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,354
Disposals	(158)
Foreign currency translation	30
Balance at the end of the year	1,226
Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	0
Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	0
Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	5
Additions	147
Amortization	(4)
Foreign currency translation	12
Balance at the end of the year	161
Group Functions | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Group Functions | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	7
Amortization	(4)
Balance at the end of the year	4
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,469
Balance at the end of the year	6,480
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,272
Additions	0
Disposals	(158)
Foreign currency translation	69
Balance at the end of the year	6,182
UBS AG | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	197
Additions	147
Disposals	0
Amortization	(55)
Impairment	(2)
Foreign currency translation	11
Balance at the end of the year	298
UBS AG | Global Wealth Management Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,719
Foreign currency translation	5
Balance at the end of the year	3,724
UBS AG | Global Wealth Management Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	92
Amortization	(36)
Impairment	(2)
Foreign currency translation	(9)
Balance at the end of the year	46
UBS AG | Global Wealth Management ex Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,198
Foreign currency translation	34
Balance at the end of the year	1,233
UBS AG | Global Wealth Management ex Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	92
Amortization	(12)
Foreign currency translation	7
Balance at the end of the year	88
UBS AG | Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,354
Disposals	(158)
Foreign currency translation	30
Balance at the end of the year	1,226
UBS AG | Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	0
UBS AG | Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	0
UBS AG | Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	5
Additions	147
Amortization	(4)
Foreign currency translation	12
Balance at the end of the year	161
UBS AG | Group Functions | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
UBS AG | Group Functions | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	7
Amortization	(4)
Balance at the end of the year	$ 4